Derivative Liability (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 15, 2020	Mar. 31, 2020
Derivative Liability [Abstract]
Recognition of derivative liability						$ 526,800
Discount on debt						206,000
Convertible note embeded derivative liability						$ 0
Derivative expense			320,800
Corresponding offset to derivative liability	526,800		526,800
Derivative liability	937,500		937,500		$ 548,200
Derivative expense and derivative liability	$ 389,300	$ 0	$ 731,500	$ 0